Income Taxes	12 Months Ended
Dec. 31, 2025
Schedule of Income Tax Expense [abstract]
INCOME TAXES
19.	INCOME TAXES

	Year ended December 31,
	2025	2024
Current income tax expense	$48	$170
Total income tax expense	$48	$170

The provision for income taxes reported differs from the amount computed by applying the cumulative Canadian federal and provincial income tax rates to the loss before the tax provision due to the following:

	Year ended December 31,
	2025	2024
Net Income (loss) for the year before tax	$(28)	$6,717
Statutory Income tax rate	27%	27%
Expected income tax (recovery)	(8)	1,813
Difference in tax rates	(94)	(91)
Permanent differences	416	(1,996)
Temporary differences not recognized	(245)	1,759
Other	(21)	(1,315)
	$48	$170

The components of deferred tax liability and unrecognized deferred tax assets are as follows:

	Year ended December 31,
	2025	2024
Deferred tax assets:
Non-capital losses available	$42	$311
Deferred tax assets	$42	$311
Deferred tax liabilities:
Debt and other	$(42)	$(311)
Deferred tax liabilities	$(42)	$(311)
Net deferred tax assets (liability)	$-	$-

No deferred tax asset has been recognized in respect of the following losses and deductible temporary differences as it is not considered probable that sufficient future taxable profit will allow the deferred tax assets to be recovered. The components of deferred tax liability and unrecognized deferred tax assets are as follows:

	Year ended December 31,
	2025	2024
Deferred tax assets not recognized:
Non-capital losses available	$10,569	$8,755
Reclamation and remediation	4,402	4,002
Resource tax pools in excess of net book value	2,384	3,638
Share issue costs and others	1,425	1,887
Deferred tax asset not recognized	$18,780	$18,282

The Company recognizes tax benefits on losses or other deductible amounts where the probable criteria for the recognition of deferred tax assets has been met. The Company has $34,022 (2024 - 27,305) of unrecognized Canadian tax loss carry forwards which expire between 2036 to 2044 and $5,725 (2024 - 6,714) of unrecognized US tax loss that carry forward indefinitely.

The Canadian tax loss carry forwards includes $24,526 (2024 – $18,260) of available loses generated subsequent to a change of control of the Company in 2019. In addition, the Company has Canadian tax loss carry forwards equal to a portion of $9,496 (2024 - $9,045) of non-capital losses that arose prior to the change of control and are only available to the extent they are not considered property losses. Business losses arising prior to the change of control may only be used to offset taxable income from the same or similar business. The US tax loss carry forwards include $5,725 (2024 - $6,714) of available losses to offset future taxable income.